UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510

Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		    February 6, 2008



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 0
Form 13F Information Table Entry Total:	31
Form 13F Information Table Value Total:	346420

List of Other Included Managers: 		N/A

No. 13F File Number			Name








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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE					VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS			CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------		-----		-------	-------	---	----	-------	-------	------	------	------
ALEXANDRIA RE		COMMON STOCKS	15271109	1291	21393	SH		Sole		21393
AMB PROPERTY CORP	COMMON STOCKS	00163T109	12092	516324	SH		Sole		516324
AVALON BAY CMNTYS INC	COMMON STOCKS	53484101	33181	547721	SH		Sole		547721
BOSTON PROPERTIES INC	COMMON STOCKS	101121101	17897	325402	SH		Sole		325402
BRANDYWINE RLTY TR	COMMON STOCKS	105368203	2461	319188	SH		Sole		319188
BRE PROPERTIES INC	PREFERRED STOCKS	05564E502	1430	85389	SH		Sole		85389
BRE PROPRTIES INC CL A	COMMON STOCKS	5.56E+109	18039	644694	SH		Sole		644694
CALI REALTY CORP	COMMON STOCKS	554489104	1115	45523	SH		Sole		45523
CBL & ASSOCIATES PROP	COMMON STOCKS	124830100	2141	329389	SH		Sole		329389
CORP OFFICE PROP	COMMON STOCKS	22002T108	11068	360533	SH		Sole		360533
COUSINS PROP INC	PUT OPTIONS		222795106	665	48000	SH	PUT	Sole		48000
DOUGLAS EMMETT INC	COMMON STOCKS	25960P109	25852	1979496	SH		Sole		1979496
EQUITY RES PROP	COMMON STOCKS	29476L107	18390	616701	SH		Sole		616701
ESSEX PROP TRUST INC	COMMON STOCKS	297178105	13830	180194	SH		Sole		180194
FDRL RLT INV TR SBI NEW	COMMON STOCKS	313747206	14362	231349	SH		Sole		231349
GEN GROWTH PROP INC	COMMON STOCKS	370021107	1241	962345	SH		Sole		962345
HCP INC			COMMON STOCKS	40414L109	16630	598832	SH		Sole		598832
ISHARES TR DJ US RE IDX	CALL OPTIONS		464287739	4590	123300	SH	CALL	Sole		123300
ISHARES TR DJ US RE IDX	PUT OPTIONS		464287739	36679	985200	SH	PUT	Sole		985200
LIBERTY PROPY TRUST	PUT OPTIONS		531172104	2169	95000	SH	PUT	Sole		95000
MACERICH CO		COMMON STOCKS	554382101	2977	163906	SH		Sole		163906
MISSION WEST PPTYS	COMMON STOCKS	605203108	4092	534873	SH		Sole		534873
POST PROPERTIES INC	COMMON STOCKS	737464107	10116	613087	SH		Sole		613087
PROLOGIS TR		COMMON STOCKS	743410102	7559	544234	SH		Sole		544234
REGENCY CTRS CORP	PREFERRED STOCKS	758849509	332	18604	SH		Sole		18604
REGENCY REALTY CORP	COMMON STOCKS	758849103	13436	287699	SH		Sole		287699
SIMON PROP GROUP INC	COMMON STOCKS	828806109	23749	446997	SH		Sole		446997
SL GREEN REALTY CORP	COMMON STOCKS	78440X101	4221	162964	SH		Sole		162964
TAUBMAN CENTERS INC	COMMON STOCKS	876664103	8208	322371	SH		Sole		322371
UNTD DOMINION RLTY TR	COMMON STOCKS	902653104	10444	757349	SH		Sole		757349
VORNADO REALTY TRUST	COMMON STOCKS	929042109	26163	433515	SH		Sole		433515

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